Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Contractual Commitments [Line Items]
Expiration of operating lease agreements	Through 2018
Expiration of other contractual obligations	Through 2016
Lease incentive		$ 204,000	$ 779,000
Lease Agreement, Expiration date	2018-03
Rent expense	$ 2,000,000	$ 2,100,000	$ 1,700,000